Consolidated Statements of Changes in Equity - USD ($)	Total	Equity Reserves	Share Capital	Deficit
Balance, shares at Dec. 31, 2021			39,379,199
Balance, amount at Dec. 31, 2021	$ 20,709,675	$ 1,163,397	$ 43,648,023	$ (24,101,745)
Statement [Line Items]
Shares issued for acquisition of royalties, shares			5,114,836
Shares issued for acquisition of royalties, amount	13,639,476	1,183,086	$ 12,456,390	0
Share issue costs	(27,548)	0	(27,548)	0
Dividends declared	(893,523)	0	$ 0	(893,523)
Exercise of RSUs, shares			230,200
Exercise of RSUs, amount	0	(491,413)	$ 491,413	0
Exercise of warrants, shares			226,234
Exercise of warrants, amount	532,422	(131,548)	$ 663,970	0
Share redemption (normal course issuer bid), shares			(192,200)
Share redemption (normal course issuer bid), amount	(454,214)	0	$ (212,132)	(242,082)
Share-based compensation	1,579,981	1,579,981	0	0
Net income and comprehensive income	328,179	0	0	328,179
Balance, amount at Dec. 31, 2022	$ 35,414,448	3,303,503	$ 57,020,116	(24,909,171)
Balance, shares at Dec. 31, 2022	7,270,408		44,758,269
Statement [Line Items]
Share issue costs	$ (1,266,695)	0	$ (1,266,695)	0
Dividends declared	(2,112,665)	0	$ 0	(2,112,665)
Exercise of RSUs, shares			408,206
Exercise of RSUs, amount	0	(965,590)	$ 965,590	0
Share-based compensation	1,819,240	1,819,240	$ 0	0
Shares issued in equity financing, shares			3,478,750
Shares issued in equity financing, amount	8,349,000	0	$ 8,349,000	0
Shares issued for royalty milestone payments, shares			1,339,877
Shares issued for royalty milestone payments, amount	2,821,454	0	$ 2,821,454	0
Net loss and comprehensive loss	(101,112)	0	0	(101,112)
Balance, amount at Dec. 31, 2023	$ 44,923,670	$ 4,157,153	$ 67,889,465	$ (27,122,948)
Balance, shares at Dec. 31, 2023			49,985,102